34. Balances and transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Social benefits	R$ 4,829	R$ 4,207
Advertising services	R$ 195,117	R$ 172,956